Vanguard Dividend Growth Fund Investment Risks - Investor Prospectus [Member] - Vanguard Dividend Growth Fund	Jan. 31, 2025
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the industrials and health care sectors subject the Fund to proportionately higher exposure to the risks of these sectors.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.